Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefit Plans
Schedule of employee benefits charged to operating expenses

(in thousands)	2020	2019	2018
Payroll taxes	$1,273	$1,112	$1,156
Medical plans	1,854	1,826	2,109
401(k) match and profit sharing	1,586	1,290	956
Periodic pension cost	1,614	1,430	1,707
Other	59	63	67
Total employee benefits	$6,386	$5,721	$5,995

Schedule of obligations and funded status

(in thousands)	2020	2019
Change in projected benefit obligation:
Balance, January 1	$34,009	$26,892
Service cost	1,614	1,430
Interest cost	1,127	1,169
Actuarial loss	933	5,164
Benefits paid	(726)	(646)
Balance, December 31,	$36,957	$34,009
Change in plan assets:
Fair value, January 1	$25,689	$19,672
Actual return on plan assets	4,725	5,164
Employer contribution	500	1,610
Expenses paid	(104)	(111)
Benefits paid	(726)	(646)
Fair value, December 31,	$30,084	$25,689
Funded status at end of year	$(6,873)	$(8,320)
Accumulated benefit obligation	$30,156	$26,380

Amounts recognized in the statement of financial position consist of the following:
(in thousands)	2020	2019
Noncurrent assets	$—	$—
Current liabilities	—	—
Noncurrent liabilities	(6,873)	(8,320)
Net liability at end of year	$(6,873)	$(8,320)

Schedule of components of net pension cost

(in thousands)	2020	2019	2018
Service cost - benefits earned during the year	$1,614	$1,430	$1,707
Interest costs on projected benefit obligations (a)	1,127	1,169	1,037
Expected return on plan assets (a)	(1,598)	(1,467)	(1,327)
Expected administrative expenses (a)	110	122	93
Amortization of prior service cost (a)	50	79	79
Amortization of unrecognized net loss (a)	164	—	140
Net periodic pension cost	$1,467	$1,333	$1,729

(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss, including amounts recognized in other comprehensive income

(in thousands)	2020	2019
Prior service costs	$—	$(49)
Net accumulated actuarial net loss	(2,311)	(4,675)
Accumulated other comprehensive loss	(2,311)	(4,724)
Net periodic benefit cost in excess of cumulative employer contributions	(4,562)	(3,596)
Net amount recognized at December 31, balance sheet	$(6,873)	$(8,320)
Net actuarial gain (loss) arising during period	$2,200	$(1,455)
Prior service cost amortization	50	79
Amortization of net actuarial loss	164	—
Total recognized in other comprehensive income (loss)	$2,414	$(1,376)
Total recognized in net periodic pension cost and other comprehensive (loss) income	$(947)	$2,709

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense

	2020	2019	2018
Determination of benefit obligation at year end:
Discount rate	2.80%	3.45%	4.40%
Annual rate of compensation increase	4.50%	4.00%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	3.45%	4.40%	3.75%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	6.75%

Schedule of fair value of the Company's pension plan assets, by asset category

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2020
Cash equivalents	$666	$666	$—	$—
U.S government agency obligations	311	—	311	—
Equity securities	1,473	1,473	—	—
Mutual funds	27,634	27,634	—	—
Total	$30,084	$29,773	$311	$—
December 31, 2019
Cash equivalents	$1,940	$1,940	$—	$—
U.S government agency obligations	300	—	300	—
Corporate bonds	307	—	307	—
Equity securities	1,436	1,436	—	—
Mutual funds	21,706	21,706	—	—
Total	$25,689	$25,082	$607	$—

Schedule of future benefit payments expected to be paid

Pension
Year	benefits
(in thousands)
2021	$871
2022	1,007
2023	1,034
2024	1,037
2025	1,102
2026 to 2030	7,403